BASIS OF PRESENTATION (Tables)	6 Months Ended
Oct. 31, 2023
Investments accounted for using equity method [abstract]
Schedule of wholly owned subsidiaries [Table Text Block]
Name of Subsidiary	% Equity Interest - October 31, 2023 and April 30, 2023	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd.	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	USA	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	USA	US dollar
ImmunoPrecise Antibodies (MA) LLC	100%	USA	US dollar
Talem Therapeutics LLC ("Talem")	100%	USA	US dollar
ImmunoPrecise Netherlands B.V.	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	100%	Netherlands	Euro
BioStrand B.V.	100%	Belgium	Euro
Idea Family B.V.	100%	Belgium	Euro
BioKey B.V.	100%	Belgium	Euro
BioClue B.V.	100%	Belgium	Euro
ImmunoPrecise Antibodies (Quebec), Ltd.	100%	Canada	Canadian dollar
9438-9244 Quebec, Inc.	100%	Canada	Canadian dollar